Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Surgical laser equipment service provider
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the Acquisition Date
(in millions)	July 9, 2012
Net working capital	$0.6
Property and equipment	1.1
Goodwill	1.2
Intangible assets	2.4
Debt	(1.0)
Total purchase price	$4.3

Florida-based laser surgical laser equipment service provider
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the Acquisition Date
(in millions)	January 3, 2012
Net working capital	$0.4
Property and equipment	5.4
Goodwill	8.4
Intangible assets	5.3
Deferred tax liability	(3.4)
Debt	(3.2)
Total purchase price	$12.9

Surgical Services (previously, Emergent Group)
Acquisitions
Schedule of revenue and net loss of acquiree included in consolidated statements of operations

	Revenue and net loss included in the Consolidated Statements of Operations from:
(in thousands)	January 1, 2012 to December 31, 2012	April 1, 2011 to December 31, 2011
Revenue	$50,185	$25,421
Net loss attributable to Surgical Services	(3,308)	(1,805)

Schedule of unaudited supplemental pro forma information

Year Ended
(in thousands)	December 31, 2011
Pro forma consolidated results
Revenue	$362,985
Net loss attributable to Universal Hospital Services, Inc.	(20,339)

Year Ended
(in thousands)	December 31, 2010
Pro forma consolidated results
Revenue	$341,717
Net loss attributable to Universal Hospital Services, Inc.	(34,096)